Fixed Assets - Property, plant and equipment (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Fixed Assets
Beginning balance	€ 197,941
Ending balance	210,475
Assets under construction
Fixed Assets
Additions	12,631	€ 20,533
Company-owned GMP IV facility
Fixed Assets
Additions	11,845
Acquisition costs | Technical equipment and machines
Fixed Assets
Additions	€ 3,206	€ 1,551